BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE	BASIC AND DILUTED NET LOSS PER SHARE
Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year ended December 31,
	2021	2020	2019
Numerator:
Net loss	(11,472)	(812)	(7,334)
Accretion of preferred stocks to redemption value	(77,063)	(7,297)	(2,007)
Net loss attributable to common stockholders - basic and diluted	$(88,535)	$(8,109)	$(9,341)
Denominator:
Weighted-average number of stocks used in computing net loss per stock attributable to common stockholders	26,745,020	16,028,560	15,886,958
Net loss per stock attributable to common stockholders – basic and diluted	$(3.31)	$(0.51)	$(0.59)
Net loss per share calculations and potentially dilutive security amounts for all periods prior to the Transaction have been retrospectively adjusted to the equivalent number of shares outstanding immediately after the Transaction to effect the reverse recapitalization. Historically reported weighted average shares outstanding have been multiplied by the exchange ratio of 1.337.
The Company’s potentially dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share attributable to common stockholders. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same.
The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year ended December 31,
	2021	2020	2019
Preferred stocks	—	73,690,340	73,690,340
Options outstanding	11,302,275	13,204,528	9,953,958
Warrants outstanding	10,222,500	680,271	680,271
Preferred stocks, options outstanding and warrant outstanding have been retroactively adjusted to give effect to the exchange ratio.